Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment information
Rendering of services	€ 35,462	€ 11,317	€ 56,634	€ 32,573
Sales of goods	843	321	1,495	986
Total Revenues from contracts with external customers	36,305	11,638	58,129	33,559
Adjusted EBITDA	(1,084)	(760)	(13,521)	(4,063)
Additions to property, plant and equipment and right-of-use assets	3,614	426	8,641	1,266
Additions to intangible assets	816	2,250	4,781	5,366
Other segment information
Depreciation and amortization	2,511	1,612	6,943	4,461
Research and development expenses	4,796	2,011	10,606	6,119
Pharmaceutical
Segment information
Rendering of services	3,598	4,512	11,478	12,545
Sales of goods	202	321	812	986
Total Revenues from contracts with external customers	3,800	4,833	12,290	13,531
Diagnostics
Segment information
Rendering of services	5,069	6,805	16,308	20,028
Total Revenues from contracts with external customers	5,069	6,805	16,308	20,028
Covid-19
Segment information
Rendering of services	26,795		28,848
Sales of goods	641		683
Total Revenues from contracts with external customers	27,436		29,531
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,800	4,833	12,290	13,531
Adjusted EBITDA	871	3,400	5,278	9,561
Additions to property, plant and equipment and right-of-use assets	3		304	179
Additions to intangible assets	218	1,672	3,072	3,458
Other segment information
Depreciation and amortization	617	281	1,688	794
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	5,070	6,805	16,309	20,028
Adjusted EBITDA	(1,210)	757	(2,736)	1,298
Additions to property, plant and equipment and right-of-use assets	195	150	585	419
Other segment information
Depreciation and amortization	650	542	1,757	1,627
Operating segment | Covid-19
Segment information
Total Revenues from contracts with external customers	27,435		29,530
Adjusted EBITDA	9,516		10,306
Additions to property, plant and equipment and right-of-use assets	2,900		5,400
Additions to intangible assets	361		888
Other segment information
Depreciation and amortization	110		164
Corporate
Segment information
Adjusted EBITDA	(10,261)	(4,917)	(26,369)	(14,922)
Additions to property, plant and equipment and right-of-use assets	516	276	2,352	668
Additions to intangible assets	237	578	821	1,908
Other segment information
Depreciation and amortization	1,134	789	3,334	2,040
Research and development expenses	€ 4,796	€ 2,011	€ 10,606	€ 6,119